Interest Bearing Liabilities, Contract liabilities (Details) $ in Thousands, $ in Millions	Jun. 21, 2021 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)		Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	[1]
Interest bearing and contract liabilities [Abstract]
Interest rate		2.40%	2.40%
Contract liabilities		$ 29.4	$ 44,955	[1]	$ 0.0	$ 0
North American Lithium [Member]
Interest bearing and contract liabilities [Abstract]
Maximum cash received in advance from customers	$ 30.0

[1]	Refer to Note 19 (a) for further details.